Loans Receivable - Age analysis of past due loans and leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Age Analysis of Past Due Loans and Leases
Total past due	$ 5,043	$ 809
Current	958,221	835,047
Total Accruing Loans and leases	963,264	835,856
Nonaccrual loans and leases	3,235	3,931
Loans and Leases Receivable, Gross, Total	$ 966,499	$ 839,787
Delinquency percentage	0.86%	0.56%
Loans at fair value	$ 10,546	$ 11,422
Commercial mortgage
Age Analysis of Past Due Loans and Leases
Current	361,857	324,169
Total Accruing Loans and leases	361,857	324,169
Nonaccrual loans and leases	733	1,224
Loans and Leases Receivable, Gross, Total	$ 362,590	$ 325,393
Delinquency percentage	0.20%	0.38%
Home equity lines and loans
Age Analysis of Past Due Loans and Leases
Total past due		$ 348
Current	$ 81,046	81,855
Total Accruing Loans and leases	81,046	82,203
Nonaccrual loans and leases	537	83
Loans and Leases Receivable, Gross, Total	$ 81,583	$ 82,286
Delinquency percentage	0.66%	0.52%
Residential mortgage
Age Analysis of Past Due Loans and Leases
Total past due	$ 4,675	$ 195
Current	47,446	51,018
Total Accruing Loans and leases	52,121	51,213
Nonaccrual loans and leases	1,544	2,147
Loans and Leases Receivable, Gross, Total	$ 53,665	$ 53,360
Delinquency percentage	11.59%	4.39%
Loans at fair value	$ 10,546	$ 11,422
Construction
Age Analysis of Past Due Loans and Leases
Current	172,044	116,906
Total Accruing Loans and leases	172,044	116,906
Loans and Leases Receivable, Gross, Total	172,044	116,906
Commercial and industrial
Age Analysis of Past Due Loans and Leases
Total past due	206	217
Current	272,674	253,356
Total Accruing Loans and leases	272,880	253,573
Nonaccrual loans and leases	421	477
Loans and Leases Receivable, Gross, Total	$ 273,301	$ 254,050
Delinquency percentage	0.23%	0.27%
Small Business Loans
Age Analysis of Past Due Loans and Leases
Current	$ 21,616	$ 5,756
Total Accruing Loans and leases	21,616	5,756
Loans and Leases Receivable, Gross, Total	21,616	5,756
Consumer
Age Analysis of Past Due Loans and Leases
Current	1,003	701
Total Accruing Loans and leases	1,003	701
Loans and Leases Receivable, Gross, Total	1,003	701
Leases, net
Age Analysis of Past Due Loans and Leases
Total past due	162	49
Current	535	1,286
Total Accruing Loans and leases	697	1,335
Loans and Leases Receivable, Gross, Total	$ 697	$ 1,335
Delinquency percentage	23.24%	3.67%
Current | Residential mortgage
Age Analysis of Past Due Loans and Leases
Loans at fair value	$ 9,056	$ 10,098
30-89 days past due
Age Analysis of Past Due Loans and Leases
Total past due	5,043	809
30-89 days past due | Home equity lines and loans
Age Analysis of Past Due Loans and Leases
Total past due		348
30-89 days past due | Residential mortgage
Age Analysis of Past Due Loans and Leases
Total past due	4,675	195
Loans at fair value	786	187
30-89 days past due | Commercial and industrial
Age Analysis of Past Due Loans and Leases
Total past due	206	217
30-89 days past due | Leases, net
Age Analysis of Past Due Loans and Leases
Total past due	162	49
Nonaccrual | Residential mortgage
Age Analysis of Past Due Loans and Leases
Loans at fair value	$ 704	$ 1,137